Intangible Assets, Net - Schedule of Annual Estimated Amortization Expenses for Acquired Intangible Assets (Detail) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
2014	6,012
2015	5,194
2016	4,554
2017	4,554
2018	4,554
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
2014	4,554
2015	4,554
2016	4,554
2017	4,554
2018	4,554
Domain Names [Member]
Finite-Lived Intangible Assets [Line Items]
2014	156
2015
2016
2017
2018
Licensing Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
2014	1,302
2015	640
2016
2017
2018